Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Marketable Securities [Abstract]
Unrealized gain (loss) on marketable securities	$ 952	$ (3,973)	$ 872
Proceeds from sale of marketable securities		3,854	11,245
Realized gain from sale of marketable securities		$ 581	$ 1,073